Employee Benefit Plans and Share-Based and Other Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2014
Employee Benefit Plans and Share-Based and Other Compensation Plans
Schedule of compensation expense for share-based and other compensation plans

	Successor		Predecessor
	Three Months Ended September 30, 2014		Three Months Ended September 30, 2013

	(Dollars in thousands)		(Dollars in thousands)
AerCap share-based awards	$6,322		$—
AIG share-based awards	337	(a)	3,499
Short and long-term incentive plans	7,961	(a)	6,464
(a)
Includes $4.7 million that is reported in Transaction and integration related expenses.

	Successor		Predecessor
	Period beginning February 5, 2014 and ending September 30, 2014		Period beginning January 1, 2014 and ending May 13, 2014
				Nine Months Ended September 30, 2013

	(Dollars in thousands)		(Dollars in thousands)
AerCap share-based awards	$9,438		$—	$—
AIG share-based awards	1,576	(a)	1,766	12,403
Short and long-term incentive plans	17,688	(a)	15,011	31,930
(a)
Includes $13.4 million that is reported in Transaction and integration related expenses.